Quarterly Holdings Report
for
Fidelity Advisor® Value Strategies Fund
August 31, 2022
SO-NPRT3-1022
1.805748.118
Common Stocks - 99.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.5%
Interactive Media & Services - 0.5%
Ziff Davis, Inc. (a)	97,800	7,558
Media - 2.0%
Interpublic Group of Companies, Inc.	382,700	10,578
Liberty Broadband Corp. Class C (a)	85,600	8,706
Nexstar Broadcasting Group, Inc. Class A	47,200	9,030
		28,314
TOTAL COMMUNICATION SERVICES		35,872
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.3%
Adient PLC (a)	324,700	10,780
Autoliv, Inc.	114,900	8,938
		19,718
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	392,414	14,790
Hotels, Restaurants & Leisure - 0.9%
Caesars Entertainment, Inc. (a)	290,200	12,513
Household Durables - 1.9%
Mohawk Industries, Inc. (a)	87,200	9,623
Taylor Morrison Home Corp. (a)	301,200	7,563
Tempur Sealy International, Inc.	448,700	11,222
		28,408
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	282,600	12,471
Leisure Products - 0.6%
Mattel, Inc. (a)	389,600	8,618
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	108,400	14,708
Nordstrom, Inc.	231,100	3,954
		18,662
Specialty Retail - 3.9%
American Eagle Outfitters, Inc. (b)	802,800	9,040
Lithia Motors, Inc. Class A (sub. vtg.)	36,500	9,689
Rent-A-Center, Inc.	301,700	7,796
Sally Beauty Holdings, Inc. (a)	427,900	6,367
Victoria's Secret & Co. (a)	340,500	11,386
Williams-Sonoma, Inc. (b)	83,400	12,406
		56,684
TOTAL CONSUMER DISCRETIONARY		171,864
CONSUMER STAPLES - 3.4%
Beverages - 0.8%
Primo Water Corp.	839,700	11,034
Food & Staples Retailing - 1.2%
U.S. Foods Holding Corp. (a)	568,600	17,411
Food Products - 1.4%
Darling Ingredients, Inc. (a)	274,622	20,888
TOTAL CONSUMER STAPLES		49,333
ENERGY - 9.2%
Energy Equipment & Services - 2.4%
Halliburton Co.	700,700	21,112
Liberty Oilfield Services, Inc. Class A (a)	942,300	14,135
		35,247
Oil, Gas & Consumable Fuels - 6.8%
Canadian Natural Resources Ltd.	743,300	40,739
Hess Corp.	224,000	27,055
HF Sinclair Corp.	237,200	12,484
Tourmaline Oil Corp.	334,700	19,789
		100,067
TOTAL ENERGY		135,314
FINANCIALS - 16.3%
Banks - 3.5%
East West Bancorp, Inc.	287,800	20,771
First Citizens Bancshares, Inc. (b)	19,200	15,590
Signature Bank	88,400	15,413
		51,774
Capital Markets - 4.2%
Ameriprise Financial, Inc.	78,000	20,905
Lazard Ltd. Class A	347,800	12,643
LPL Financial	124,000	27,445
		60,993
Consumer Finance - 1.8%
OneMain Holdings, Inc.	306,700	10,713
SLM Corp.	1,007,784	15,399
		26,112
Diversified Financial Services - 1.2%
Apollo Global Management, Inc.	324,200	18,019
Insurance - 4.7%
American Financial Group, Inc.	76,800	9,806
Arch Capital Group Ltd. (a)	309,600	14,155
Assurant, Inc.	103,600	16,420
Reinsurance Group of America, Inc.	60,033	7,526
The Travelers Companies, Inc.	128,400	20,755
		68,662
Thrifts & Mortgage Finance - 0.9%
Walker & Dunlop, Inc.	128,100	12,869
TOTAL FINANCIALS		238,429
HEALTH CARE - 7.8%
Biotechnology - 0.9%
United Therapeutics Corp. (a)	56,000	12,691
Health Care Providers & Services - 5.5%
AdaptHealth Corp. (a)(b)	550,800	9,898
Centene Corp. (a)	193,600	17,374
Cigna Corp.	101,300	28,713
Laboratory Corp. of America Holdings	52,700	11,872
Tenet Healthcare Corp. (a)	238,200	13,458
		81,315
Pharmaceuticals - 1.4%
Jazz Pharmaceuticals PLC (a)	131,500	20,411
TOTAL HEALTH CARE		114,417
INDUSTRIALS - 15.9%
Air Freight & Logistics - 0.9%
FedEx Corp.	65,100	13,724
Building Products - 1.8%
Builders FirstSource, Inc. (a)	329,900	19,335
Jeld-Wen Holding, Inc. (a)	641,938	7,158
		26,493
Commercial Services & Supplies - 0.9%
The Brink's Co.	235,100	12,996
Construction & Engineering - 3.8%
Fluor Corp. (a)(b)	715,600	18,920
Granite Construction, Inc. (b)	330,400	9,905
MDU Resources Group, Inc.	345,600	10,420
Willscot Mobile Mini Holdings (a)	411,800	16,530
		55,775
Electrical Equipment - 1.2%
Regal Rexnord Corp.	123,400	16,979
Machinery - 3.3%
Allison Transmission Holdings, Inc.	277,200	10,051
Crane Holdings Co.	119,200	11,248
Flowserve Corp.	455,000	13,864
Kennametal, Inc. (b)	578,900	13,569
		48,732
Professional Services - 0.9%
Manpower, Inc.	187,300	13,733
Road & Rail - 2.0%
TFI International, Inc. (Canada)	126,900	12,661
XPO Logistics, Inc. (a)	315,300	16,528
		29,189
Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. (a)	288,100	15,820
TOTAL INDUSTRIALS		233,441
INFORMATION TECHNOLOGY - 5.4%
Electronic Equipment & Components - 1.9%
Flex Ltd. (a)	1,156,600	20,599
Vontier Corp.	304,200	6,668
		27,267
IT Services - 2.6%
Fidelity National Information Services, Inc.	174,200	15,917
SS&C Technologies Holdings, Inc.	291,600	16,260
Unisys Corp. (a)	703,132	6,546
		38,723
Software - 0.9%
NCR Corp. (a)	428,800	13,314
TOTAL INFORMATION TECHNOLOGY		79,304
MATERIALS - 9.9%
Chemicals - 3.6%
Axalta Coating Systems Ltd. (a)	436,500	11,240
Eastman Chemical Co.	114,200	10,392
Methanex Corp.	207,700	7,498
Olin Corp.	297,783	16,277
Tronox Holdings PLC	544,400	7,965
		53,372
Construction Materials - 0.5%
Eagle Materials, Inc.	63,900	7,644
Containers & Packaging - 2.5%
Berry Global Group, Inc. (a)	238,000	12,931
Crown Holdings, Inc.	165,954	15,034
O-I Glass, Inc. (a)	664,200	8,641
		36,606
Metals & Mining - 2.8%
ArcelorMittal SA Class A unit GDR	347,300	8,193
Arconic Corp. (a)	626,800	15,802
Constellium NV (a)	671,400	8,943
Freeport-McMoRan, Inc.	273,700	8,102
		41,040
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	130,500	7,077
TOTAL MATERIALS		145,739
REAL ESTATE - 9.1%
Equity Real Estate Investment Trusts (REITs) - 6.3%
Crown Castle International Corp.	78,600	13,427
CubeSmart	595,800	27,437
Duke Realty Corp.	143,500	8,445
Equinix, Inc.	13,700	9,006
Equity Lifestyle Properties, Inc.	241,800	16,950
Ventas, Inc.	351,200	16,808
		92,073
Real Estate Management & Development - 2.8%
Cushman & Wakefield PLC (a)	1,287,400	19,260
Jones Lang LaSalle, Inc. (a)	102,300	17,698
WeWork, Inc. (a)(b)	1,236,300	5,069
		42,027
TOTAL REAL ESTATE		134,100
UTILITIES - 7.8%
Electric Utilities - 5.4%
Constellation Energy Corp.	174,400	14,229
Edison International	211,100	14,306
Entergy Corp.	174,500	20,120
FirstEnergy Corp.	255,500	10,105
PG&E Corp. (a)	1,728,115	21,308
		80,068
Independent Power and Renewable Electricity Producers - 2.4%
The AES Corp.	912,400	23,221
Vistra Corp.	461,000	11,410
		34,631
TOTAL UTILITIES		114,699
TOTAL COMMON STOCKS (Cost $1,294,426)		1,452,512

Money Market Funds - 4.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.33% (c)	14,592,609	14,596
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	55,120,288	55,126
TOTAL MONEY MARKET FUNDS (Cost $69,722)		69,722

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $1,364,148)	1,522,234
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(55,138)
NET ASSETS - 100.0%	1,467,096

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	42,802	324,702	352,908	121	-	-	14,596	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	17,043	451,628	413,545	109	-	-	55,126	0.2%
Total	59,845	776,330	766,453	230	-	-	69,722

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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